Share Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of share capital, reserves and other equity interest [text block]
23. Share capital
Share capital as of June 30, 2024, is as follows:

As of June 30, 2024
Classification	Number of ordinary shares	Share capital $
Inception, February 24, 2023 – par value $ 0.0001	1	0
Cancellation of treasury shares	(1)	(0)
Shares issued in merger with JGGC	11,870,336	1,187
Shares issued in exchange for Captivision Korea	17,109,492	1,711

December 31, 2023 – par value $0.0001	28,979,828	2,898

Issuance of shares for payment of debt	177,814	18
June 30, 2024 – par value $0.0001	29,157,642	2,916

23. Share capital
Share capital as of December 31, 2023, is as follows:

As of December 31, 2023
Classification	Number of ordinary shares	Share capital $

Inception, February 24, 2023 – par value $ 0.0001	1	0
Cancellation of treasury shares	(1)	(0)
Shares issued in merger with JGGC	11,870,336	1,187
Shares issued in exchange for Captivision Korea	17,109,492	1,711

December 31, 2023 – par value $0.0001	28,979,828	2,898